Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Unrecognized Tax Benefits		$ 0.4	$ 0.4	$ 0.4	$ 0.4
Unrecognized tax benefits anticipated to result in a decrease of unrecognized tax benefits with 12 months of the balance sheet date, minimum		$ 0.0
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	22.40%	21.00%	21.00%	21.00%